Financial Assets Available-for-sale (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)	Dec. 31, 2015 CLP ($)	Dec. 31, 2017 CLP ($)
Financial Assets Available-for-sale
Assets	$ 2,480,079		$ 374,470		$ 1,526,315
Net gain (loss) on available for sale before income tax	$ 7,759	$ 4,775	(52,345)	$ 7,243
Net of tax amount		3,476	(39,770)	4,886
Financial assets available-for-sale
Financial Assets Available-for-sale
Assets			374,470		1,526,315
Net unrealized gain recorded in other comprehensive income for available for sale securities		9,520	6,045	45,815
Net gain (loss) on available for sale before income tax		4,775	(52,345)	7,243
Tax (expense) benefit		(1,299)	12,575	(2,357)
Net of tax amount		3,476	(39,770)	4,886
Realized gains reclassified to the income statement		5,149	64,011	$ 8,407
Financial assets available-for-sale | Instruments issued by the Chilean Government and Central Bank | Comder Contraparte Central S.A
Financial Assets Available-for-sale
Amount of other financial instruments considered as collateral guarantee by executing derivative contracts		$ 31,415	2,099
Financial assets available-for-sale | Bonds issued by the Chilean Government and Central Bank | Instruments issued by the Chilean Government and Central Bank
Financial Assets Available-for-sale
Assets			20,944		204,128
Financial assets available-for-sale | Promissory notes issued by the Chilean Government and Central Bank | Instruments issued by the Chilean Government and Central Bank
Financial Assets Available-for-sale
Assets					3,346
Financial assets available-for-sale | Other instruments | Instruments issued by the Chilean Government and Central Bank
Financial Assets Available-for-sale
Assets			38,256		148,894
Financial assets available-for-sale | Other instruments | Other instruments issued in Chile
Financial Assets Available-for-sale
Assets			138,322		83,006
Financial assets available-for-sale | Other instruments with repurchase agreements | Instruments issued by the Chilean Government and Central Bank
Financial Assets Available-for-sale
Assets			$ 4,975		5,177
Repurchase agreement expiration period	3 days	3 days	7 days
Financial assets available-for-sale | Equity instruments valued at cost | Instruments issued by foreign institutions
Financial Assets Available-for-sale
Assets			$ 54		50
Financial assets available-for-sale | Equity instruments valued at fair value | Other instruments issued in Chile
Financial Assets Available-for-sale
Assets			5,258		9,218
Financial assets available-for-sale | Equity instruments valued at fair value | Instruments issued by foreign institutions
Financial Assets Available-for-sale
Assets			1,173		984
Financial assets available-for-sale | Mortgage bonds from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-sale
Assets			108,933		99,572
Financial assets available-for-sale | Bonds from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-sale
Assets			7,973		5,415
Financial assets available-for-sale | Deposits from domestic banks | Other instruments issued in Chile
Financial Assets Available-for-sale
Assets			24,032		956,733
Financial assets available-for-sale | Bonds from other Chilean companies | Other instruments issued in Chile
Financial Assets Available-for-sale
Assets			$ 29,525		$ 14,969